OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001991364

CHASE HOME LENDING MORTGAGE TRUST 2026-JINV2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Bithun John, 212-834-4890

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This filing is the proper filing for the Chase Home Lending Mortgage Trust 2026-JINV2 transaction (the “Chase 2026-JINV2 Securitization”). The prior filing on October 15, 2026 under CIK 0001142786 (Accession Number: 0001999371-26-022835) with depositor J.P. Morgan Acceptance Corporation II should be disregarded for all purposes. For the avoidance of doubt, J.P. Morgan Residential Mortgage Acceptance Corp. is the depositor for the Chase 2026-JINV2 Securitization and this filing should be referenced for all purposes related to the Chase 2026-JINV2 Securitization.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP.

Date: October 19, 2026	By:	/s/ Bithun John
	Name:	Bithun John
	Title:	President

EXHIBIT INDEX

Exhibit Number

99.1	Consolidated Analytics, Inc (“CA”) Pool 1 Executive Summary

Schedule 1 – Pool 1 JPM Exception Report
Schedule 2 – Pool 1 Rating Agency Grades
Schedule 3 – Pool 1 CA Valuations Report
Schedule 4 – Pool 1 Data Compare Report

99.2	Consolidated Analytics, Inc (“CA”) Pool 2 Executive Summary

Schedule 1 – Pool 2 JPM Exception Report
Schedule 2 – Pool 2 Rating Agency Grades
Schedule 3 – Pool 2 CA Valuations Report
Schedule 4 – Pool 2 Data Compare Report